Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 13 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company has several offices lease agreements with lease terms ranging from two to six years. Upon adoption of ASU 2016-02 on January 1, 2022, the Company recognized approximately RMB 5.7 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using a incremental borrowing rate of 7.0%. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

As of December 31, 2023 and December 31, 2024, the Company’s operating leases had a weighted average remaining lease term of approximately 2.65 years and 1.66 years, respectively.

Operating lease expenses are allocated between the cost of revenue and selling, research and development, general, and administrative expenses. Rent expenses for the years ended December 31, 2022, 2023 and 2024 was RMB 2,532,996, RMB 2,306,237 and RMB 1,637,384, respectively.

The five-year maturity of the Company’s operating lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2025	1,569,786	218,378
2026	1,064,188	148,042
2027	-	-
2028	-	-
2029	-	-
Total lease payments	2,633,974	366,420
Less: Interest	(151,530)	(21,080)
Present value of lease liabilities	2,482,444	345,340

Future amortization of Company’s ROU assets is presented below:

Twelve months ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2025	1,378,402	191,753
2026	971,161	135,101
Total	2,349,563	326,854